Trade Receivable related to Partner (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other current receivables [abstract]
Accrued income	€ 908	€ 1,080	€ 569
Deferred expenses	1,378	561	461
Total other current assets	€ 2,286	€ 1,641	€ 1,030